Employee Defined Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Defined Benefit Plans
Note 11.	Employee Defined Benefit Plans

International Pension Plans

Certain plans in our international operations are our direct obligation, and therefore, the related funded status has been recorded within our consolidated and combined balance sheet. These plans are unfunded and the aggregated projected benefit obligation as of December 31, 2014 and 2013 was $5 million and $2 million, respectively. Net periodic pension cost for the years ended December 31, 2014, 2013 and 2012 was $3 million, $1 million and $1 million, respectively. Over the next ten years, we do not expect gross benefit payments to be material in the years 2015 through 2019, and $3 million in total for the years 2020 through 2024.

Defined Contribution Pension Plans

Eligible employees participate in our defined contribution plans. Our 401(k) plan and supplemental plan provide for a matching contribution of a U.S. employee’s contributions and accruals, subject to predetermined limits. Halyard also has defined contribution pension plans for certain employees outside the U.S. in which eligible employees may participate. Following the Spin-off, costs charged to expense in our cost of products sold, research and development and selling and general expenses in our consolidated and combined income statement for contributions made were $1 million in the period from November 1, 2014 to December 31, 2014.

Participation in Kimberly-Clark’s Pension and Other Postretirement Benefit Plans

Prior to the Spin-off, eligible employees participated in defined benefit pension and postretirement healthcare plans sponsored by Kimberly-Clark. Certain employees in North America were covered by these defined benefit pension plans, and substantially all U.S. employees had access to unfunded healthcare and life insurance benefit plans. Participants from Kimberly-Clark’s other businesses also participated in these plans and therefore, our participation in the plans was accounted for on a multi-employer basis. As a result, the assets or liabilities associated with these plans are not reported in our consolidated and combined balance sheet. All liability relating to Kimberly-Clark’s defined benefit pension plan was retained by Kimberly-Clark.

Prior to the Spin-off, expense allocations for these benefits were determined based on a review of personnel by business unit and are recorded in our condensed and combined income statement within cost of products sold, research and development and selling and general expenses, as applicable. These costs are funded through transactions with Kimberly-Clark. Our allocated expenses for the defined benefit pension plans were $2 million, $2 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively. Our allocated expenses for the postretirement healthcare plans were $3 million, $4 million and $6 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Prior to the Spin-off, our eligible employees participated in Kimberly-Clark’s defined contribution plans. Costs charged to expense in our cost of products sold, research and development and selling and general expenses for contributions made by Kimberly-Clark on our behalf were $9 million, $10 million and $10 million for the years ended December 31, 2014, 2013 and 2012, respectively.